Shareholders' Equity (Information About Nonvested Options) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Options
Beginning balance	689,929
Granted	527,500	464,335	296,000
Vested	(289,461)
Forfeited
Ending balance	927,968	689,929
Weighted average grant- date fair value
Beginning balance	$ 1.55
Granted	1.17
Vested	1.78
Forfeited
Ending balance	$ 1.26	$ 1.55